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					        Filed Pursuant to Rule 497(e)
                                                of the Securities Act of 1933

                                                                   June 15, 2018


                                 PIONEER FUNDS


SUPPLEMENT TO THE PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


    FUND                                         DATE OF PROSPECTUS
    Pioneer Multi-Asset Ultrashort Income Fund   August 1, 2017
    Pioneer Dynamic Credit Fund                  August 1, 2017
    Pioneer Fundamental Growth Fund              August 1, 2017
    Pioneer Bond Fund                            November 1, 2017
    Pioneer Classic Balanced Fund                December 1, 2017
    Pioneer Multi-Asset Income Fund              December 1, 2017
    Pioneer Disciplined Growth Fund              December 31, 2017
    Pioneer Disciplined Value Fund               December 31, 2017
    Pioneer Global Equity Fund                   December 31, 2017
    Pioneer High Income Municipal Fund           December 31, 2017
    Pioneer Short Term Income Fund               December 31, 2017
    Pioneer Corporate High Yield Fund            December 31, 2017
    Pioneer Strategic Income Fund                February 1, 2018
    Pioneer Equity Income Fund                   March 1, 2018
    Pioneer Mid Cap Value Fund                   March 1, 2018
    Pioneer Floating Rate Fund                   March 1, 2018
    Pioneer Flexible Opportunities Fund          March 1, 2018
    Pioneer Global High Yield Fund               March 1, 2018
    Pioneer Global Multisector Income Fund       March 1, 2018
    Pioneer High Yield Fund                      March 1, 2018
    Pioneer International Equity Fund            April 1, 2018
    Pioneer Select Mid Cap Growth Fund           April 1, 2018
    Pioneer AMT-Free Municipal Fund              May 1, 2018
    Pioneer Fund                                 May 1, 2018
    Pioneer Real Estate Shares                   May 1, 2018
    Pioneer Solutions - Balanced Fund            May 1, 2018
    Pioneer Core Equity Fund                     June 1, 2018




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IMPORTANT NOTICE TO CLASS C SHAREHOLDERS
Effective September 1, 2018, Class C shares will automatically convert to Class A shares after 10 years. Conversions will occur during the month of or following the 10-year anniversary of the share purchase date. Class C shares that have been held for longer than 10 years as of September 1, 2018 will also convert to Class A shares in September 2018. The automatic conversion will be based on the relative net asset values of the two share classes without the imposition of a sales charge or fee. Generally, in order for your Class C shares to be eligible for automatic conversion to Class A shares, the fund or the financial intermediary through which you purchased your shares must have records which confirm that your Class C shares have been held for 10 years. Class C shares held through group retirement plan recordkeeping platforms of certain financial intermediaries who hold such shares in an omnibus account and do not track participant level share lot aging to facilitate such a conversion will not be eligible for automatic conversion to Class A shares. Specific intermediaries may have different policies and procedures regarding the conversion of Class C shares to Class A shares.

The following supplements any information to the contrary in the fund's summary prospectus, prospectus and statement of additional information.


INTERMEDIARY DEFINED SALES CHARGE WAIVER POLICIES
The availability of certain sales charge waivers and discounts may depend on whether you purchase and sell your shares directly from the fund or through a financial intermediary. Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers. In all instances, it is your responsibility to notify the fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, you will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. The following provides additional information about transactions through one intermediary.


MORGAN STANLEY
Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect



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to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund's prospectus or statement of additional information.

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT MORGAN STANLEY WEALTH MANAGEMENT
o Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
o Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
o Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
o Shares purchased through a Morgan Stanley self-directed brokerage account
o Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program
o Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and
  (3) redeemed shares were subject to a front-end or deferred sales charge.













                                                                   31074-00-0618
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC